Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Trade receivables	$ 9		$ 9		$ 11
Trade payables	119		119		105
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	154	$ 227	326	$ 416
Cost of goods sold	114	129	226	242
Selling, general and administrative expenses	37	38	72	74
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	264	187	494	364
Cost of goods sold	124	$ 142	210	$ 244
Trade receivables	177		177		113
Trade payables	$ 110		$ 110		$ 108